Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Edgar Lomax Value Fund
Shareholder Report [Line Items]
Fund Name	Edgar Lomax Value Fund
Class Name	Edgar Lomax Value Fund
Trading Symbol	LOMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Edgar Lomax Value Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://edgarlomax.com/documents. You can also request this information by contacting us at 1-866-205-0524.
Additional Information Phone Number	1-866-205-0524
Additional Information Website	https://edgarlomax.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Edgar Lomax Value Fund	$27	0.50%
[1]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 160,750,720
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$160,750,720
Number of Holdings	52
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of Net Assets)
FedEx Corp.	5.7%
Target Corp.	5.7%
UnitedHealth Group, Inc.	5.0%
Chevron Corp.	4.9%
Mondelez International, Inc. - Class A	4.1%
CVS Health Corp.	3.9%
Duke Energy Corp.	3.2%
NextEra Energy, Inc.	3.1%
Exxon Mobil Corp.	3.0%
Invesco STIT-Treasury Portfolio	3.0%

Top Sectors	(% of Net Assets)
Manufacturing	35.7%
Finance and Insurance	22.9%
Retail Trade	10.8%
Utilities	9.1%
Transportation and Warehousing	7.7%
Mining, Quarrying, and Oil and Gas Extraction	4.8%
Information	4.8%
Real Estate and Rental and Leasing	1.7%
Accommodation and Food Services	1.5%
Cash & Other	1.0%

Updated Prospectus Web Address	https://edgarlomax.com/documents

[1]
*	Annualized